Day, Berry & Howard llp
COUNSELLORS AT LAW

Bonnie J. Roe Direct Dial: (212) 829-3605 E-mail: bjroe@dbh.com	September 26, 2005

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549
Attention: Mark P. Shuman

Re:	Globix Corporation
Registration Statement on Form S-3
File No. 333-125185

Dear Mr. Shuman:

On behalf of Globix Corporation, a Delaware corporation (“Globix”), we hereby submit for filing under the Securities Act of 1933 Amendment No. 4 to the Registration Statement on Form S-3, Registration No. 333-125185 relating to the sale of shares of Globix common stock by certain selling stockholders.

This Amendment includes an updated Exhibit 5 opinion of Day, Berry & Howard LLP but makes no changes to the prospectus or other documents included in the Registration Statement.

Should you have any questions or comments with respect to the foregoing, please do not hesitate to contact the undersigned at (212) 829-3605 or Anna Hunnicutt at (617) 345-4686.

Very truly yours,

/s/ Bonnie J. Roe Bonnie J. Roe

cc:	Peter K. Stevenson
Globix Corporation
Robert M. Dennerlein
Globix Corporation

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